Debt (Details) - Schedule of Debt Instruments were Outstanding - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Debt Instruments Were Outstanding Abstract
Term loan	$ 3,854	$ 4,489	$ 4,031
Revolvers	12,018	10,852	12,127
Secured borrowings under Securitization Facility	1,487	4,075	5,665
Total debt	17,358	19,416	21,823
Less: Current portion of long-term debt	3,456	4,970	18,603
Long-term debt, net of current maturities	$ 13,902	$ 14,446	$ 3,220